Label	Element	Value
Astoria International Quality Growth Kings ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Astoria International Quality Growth Kings ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Astoria International Quality Growth Kings ETF (the “Fund”) seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stock and depositary receipts of issuers outside the U.S. that the Fund’s sub-adviser, Astoria Portfolio Advisors, LLC (the “Sub-Adviser”) believes have the potential for growth. The Fund’s investments in depositary receipts may include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). The Fund’s investments in ADRs may be sponsored or unsponsored. A sponsored depositary receipt is issued by a depositary which has an exclusive relationship with the issuer of the underlying security. An unsponsored depositary receipt may be issued by any number of depositaries. Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the depositary receipts holders at the request of the issuer of the deposited securities. The depositary of an unsponsored depositary receipts, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to depositary receipts holders in respect of the deposited securities. The Fund’s investments may include both U.S. dollar denominated and non-U.S. dollar denominated securities.
The Fund seeks to invest in companies that exhibit robust quality and growth characteristics across sectors and countries. The Sub-Adviser defines a robust quality company as a company with higher than median return on equity, return on assets and return on invested capital compared to its sector and country peers (i.e., companies operating within the same sector from the same country). In addition, the Sub-Adviser defines a growth company as a company with higher than median price/earnings, sales or, earnings growth compared to sector and country peers. In addition, the Sub-Adviser believes growth companies generally demonstrate strong growth potential through development of new products, technologies and/or have a strong industry or market position. The Fund is not managed to mirror a particular securities index or securities benchmark. Rather, the Sub-Adviser uses a quantitative and systematic approach to select securities for the Fund.
The Sub-Adviser constructs the Fund’s portfolio by evaluating all of the securities in an investment universe comprised of the common stock (including depositary receipts associated with such common stocks) of publicly traded large- and mid- capitalization companies (defined by the Sub-Adviser as companies with a market capitalization of at least $5 billion) located in developed markets that satisfy the Sub-Adviser’s liquidity and growth criteria. The Sub-Adviser’s growth criteria focus on companies with higher-than-median price/earnings, sales or, earnings growth compared to sector and country peers (i.e., companies operating within the same sector from the same country). The Sub-Adviser believes these companies generally demonstrate strong growth potential through development of new products, technologies and/or have a strong industry or market position. The Sub-Adviser requires each company to maintain a minimum level of liquidity of at least $15 million US dollars in average trading volumes over the past six months. Developed countries, as it relates to this Fund, include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Under normal circumstances, the Fund will maintain exposure to at least three of these developed countries. The Sub-Adviser may update the list of developed countries as deemed appropriate. The Fund does not intend to invest in companies located in emerging markets. In addition, the Fund will exclude the United States.
Proprietary quantitative screens developed by the Sub-Adviser are used to rank such stocks according to their quality and growth metrics relative to the median of their sector and country peers. The Sub-Adviser uses a variety of metrics in its discretion to evaluate each stock for each of these factors, including return on equity, return on investment capital, price-to-earnings-growth ratio, estimate revisions, projected growth estimates, and earnings momentum. These factors are subject to change over time. The Sub-Adviser believes that companies with greater than median return on equity, return on investment capital, projected growth rates and/or lower than median price-to-earnings-growth ratio relative to their sector and/or country peers are good indicators of company’s investment merit. In addition, the Sub-Adviser believes positive revisions to earnings estimates are generally a sign of potential attractive growth. Momentum investing aims to capitalize on the continuance of an existing market trend (e.g., positive and accelerating growth of earnings). The metrics used to evaluate each factor vary by sector based on the Sub-Adviser’s assessment of which metric(s) have historically provided the best measure of that factor. A weighted average rank across each factor is then calculated and up to 250 of the top ranked stocks are selected for the Fund. The number of stocks selected will vary based on the Sub-Adviser’s decision to overweight or underweight sectors and countries in accordance with its assessment of the markets at the time of screening and to maintain diversification in the Fund’s portfolio. The Fund does not have a policy to invest in a certain number of developed countries, but it will maintain exposure to at least three different countries at all times, except during periods where it has taken a temporary defensive position. In addition, the Fund is not required to allocate its investments in set percentages to particular countries.
All stocks in the portfolio are monitored daily by the Sub-Adviser. In addition, the Sub-Adviser’s quantitative screens are reviewed on a quarterly basis to monitor the ranking of the stocks according to their quality and growth metrics. The Fund will sell or reduce positions according to changes in the Sub-Adviser’s proprietary rankings. The screens may be reapplied more frequently if there are material changes to earnings, valuations, or economic trends (i.e., an accelerating economy) believed by the Sub-Adviser to likely have an impact on the Fund’s portfolio. While it is anticipated that the Fund will invest across a range of industries, certain sectors or countries may be overweighted relative to its benchmark because the Sub-Adviser seeks the best investment opportunities regardless of sector and country in its discretion based on its assessment of the markets.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stock and depositary receipts of issuers outside the U.S. that the Fund’s sub-adviser, Astoria Portfolio Advisors, LLC (the “Sub-Adviser”) believes have the potential for growth.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information is not provided below because the Fund has not yet been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at www.astoriaadvisorsetfs.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not provided below because the Fund has not yet been in operation for one full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astoriaadvisorsetfs.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Astoria International Quality Growth Kings ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
Astoria International Quality Growth Kings ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Astoria International Quality Growth Kings ETF | Quality Stocks Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Quality Stocks Risk. Stocks included in the Fund are deemed by the Sub-Adviser to be quality stocks, but there is no guarantee that the past performance of these stocks will continue. Companies that issue these stocks may experience a decline in value, as well as increased leverage, resulting in lower than expected or negative returns to Fund shareholders. Many factors can affect a stock’s quality and performance, and the impact of these factors on a stock or its price can be difficult to predict.
Astoria International Quality Growth Kings ETF | Growth Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Growth Investing Risk. The Fund invests in growth securities, which may be more volatile than other types of investments, may perform differently than the market as a whole and may underperform when compared to securities with different investment parameters. Under certain market conditions, growth securities have performed better during the later stages of economic recovery (although there is no guarantee that they will continue to do so). Therefore, growth securities may go in and out of favor over time.
Astoria International Quality Growth Kings ETF | Foreign Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.
Astoria International Quality Growth Kings ETF | Depositary Receipts Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Depositary Receipts Risk. The risks of investments in depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”), are substantially similar to Foreign Investment Risk. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.
Astoria International Quality Growth Kings ETF | Risk Of Investing In Developed Countries Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risk of Investing in Developed Countries. The Fund’s investment in developed country issuers may subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Astoria International Quality Growth Kings ETF | Currency Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if a currency of a non-U.S. market in which the Fund has exposure to depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning.
Astoria International Quality Growth Kings ETF | Large-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Companies Risk. A large-capitalization companies stock may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.
Astoria International Quality Growth Kings ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Companies Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Astoria International Quality Growth Kings ETF | Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Astoria International Quality Growth Kings ETF | Equity Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Astoria International Quality Growth Kings ETF | Quantitative Security Selection Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Quantitative Security Selection Risk. Data for some companies may be less available and/or less current than data for companies in other markets. The Sub-Adviser uses quantitative analysis, and its processes could be adversely affected if erroneous or outdated data is utilized. In addition, the quantitative investment process relies on proper maintenance of the Sub-Adviser’s computer systems and, if such systems are not properly maintained the investment analysis may be flawed. The securities selected using quantitative analysis could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic and changes in the characteristic’s historical trends. In addition, the investment analysis used in making investment decisions may not adequately consider certain factors, or may contain design flaws or faulty assumptions, any of which may result in a decline in the value of an investment in the Fund.
Astoria International Quality Growth Kings ETF | Operational Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures, such as utilities interruptions. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.
Astoria International Quality Growth Kings ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market LLC (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares. In addition, because securities held by the Fund may trade on foreign exchanges that are closed when its primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Astoria International Quality Growth Kings ETF | ETF Risks, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Astoria International Quality Growth Kings ETF | ETF Risks, Premium-Discount Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market LLC (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares. In addition, because securities held by the Fund may trade on foreign exchanges that are closed when its primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
Astoria International Quality Growth Kings ETF | ETF Risks, Cost Of Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
Astoria International Quality Growth Kings ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Astoria International Quality Growth Kings ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.
Astoria International Quality Growth Kings ETF | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is actively managed and may not meet its investment objective based on the success or failure of the Adviser, Sub-Adviser or portfolio manager in implementing investment strategies for the Fund and making purchase or sale decisions that effectively achieve the Fund’s investment objective. The success of the Fund’s investment program depends largely on the investment techniques and risk analyses applied by the Sub-Adviser and the portfolio manager and the skill of the Sub-Adviser and/or portfolio manager in evaluating, selecting, and monitoring the Fund’s assets, including the use of quantitative models or methods. The Fund could experience losses (realized and unrealized) if the judgment of the Sub-Adviser or portfolio manager about markets or sectors, or the attractiveness, intrinsic value, or potential appreciation of particular investments made for the Fund’s portfolio prove to be incorrect. It is possible the investment techniques and risk analyses employed on behalf of the Fund will not produce the desired results.
Astoria International Quality Growth Kings ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Fund Risk. The Fund is new with no operating history as of the date of this Prospectus. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
Astoria International Quality Growth Kings ETF | Geopolitical/Natural Disaster Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.
Astoria International Quality Growth Kings ETF | Astoria International Quality Growth Kings ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IROE
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 186
Astoria US Quality Growth Kings ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Astoria US Quality Growth Kings ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Astoria US Quality Growth Kings ETF (the “Fund”) seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stock principally traded in the U.S that the Fund’s sub-adviser, Astoria Portfolio Advisors, LLC (the “Sub-Adviser”) believes has the potential for growth. The Fund seeks to invest in companies that exhibit robust quality and growth characteristics across sectors. The Sub-Adviser defines a robust quality company as a company with higher than median return on equity, return on assets and return on invested capital compared to its sector peers. In addition, the Sub-Adviser defines a growth company as a company with higher than median price/earnings, sales, or earnings growth compared to sector peers. The Sub-Adviser believes growth companies generally demonstrate strong growth potential through development of new products, technologies and/or have a strong industry or market position. The Fund is not managed to mirror a particular securities index or securities benchmark. Rather, the Sub-Adviser uses a quantitative and systematic approach to select securities for the Fund.
The Sub-Adviser constructs the Fund’s portfolio by evaluating all of the securities in an investment universe comprised of publicly traded U.S. listed stocks of large- and mid- capitalization companies (defined by the Sub-Adviser to be companies with a market capitalization of at least $5 billion) that satisfy the Sub-Adviser’s liquidity and growth criteria. The Sub-Adviser’s growth criteria focus on companies with higher-than-median price/earnings, sales or, earnings growth compared to sector peers. The Sub-Adviser believes these companies generally demonstrate strong growth potential through development of new products, technologies and/or have a strong industry or market position. The Sub-Adviser requires each company to maintain a minimum level of liquidity of at least $50 million US dollars in average trading volumes over the past six months.
Proprietary quantitative screens developed by the Sub-Adviser are used to rank such stocks according to their quality and growth metrics relative to the median of their sector peers. The Sub-Adviser uses a variety of metrics in its discretion to evaluate each stock for each of these factors, including return on equity, return on investment capital, price-to-earnings-growth ratio, estimate revisions, projected growth estimates, and earnings momentum. These factors are subject change over time. The Sub-Adviser believes that companies with greater than median return on equity, return on investment capital, projected growth rates and/or lower than median price-to-earnings-growth ratio relative to their sector peers are good indicators of company’s investment merit. In addition, the Sub-Adviser believes positive revisions to earnings estimates are generally a sign of potential attractive growth. Momentum investing aims to capitalize on the continuance of an existing market trend (e.g., positive and accelerating growth of earnings). The metrics used to evaluate each factor vary by sector based on the Sub-Adviser’s assessment of which metric(s) have historically provided the best measure of that factor. A weighted average rank across each factor is then calculated and the top 75 to 100 ranked stocks are selected for the Fund. The number of stocks selected will vary based on the Sub-Adviser’s decision to overweight or underweight sectors in accordance with its assessment of the markets at the time of screening and to maintain diversification in the Fund’s portfolio.
All stocks in the portfolio are monitored daily by the Sub-Adviser. In addition, the Sub-Adviser’s quantitative screens are reviewed on a quarterly basis to monitor the ranking of the stocks according to their quality and growth metrics. The Fund will sell or reduce positions according to changes in the Sub-Adviser’s proprietary rankings. The screens may be reapplied more frequently if there are material changes to earnings, valuations, or economic trends (i.e., an accelerating economy) believed by the Sub-Adviser to likely have an impact on the Fund’s portfolio. While it is anticipated that the Fund will invest across a range of industries, certain sectors may be overweighted relative to its benchmark because the Sub-Adviser seeks the best investment opportunities regardless of sector in its discretion based on its assessment of the markets.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stock principally traded in the U.S that the Fund’s sub-adviser, Astoria Portfolio Advisors, LLC (the “Sub-Adviser”) believes has the potential for growth.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information is not provided below because the Fund has not yet been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at www.astoriaadvisorsetfs.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not provided below because the Fund has not yet been in operation for one full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astoriaadvisorsetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Astoria US Quality Growth Kings ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
Astoria US Quality Growth Kings ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Astoria US Quality Growth Kings ETF | Quality Stocks Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Quality Stocks Risk. Stocks included in the Fund are deemed by the Sub-Adviser to be quality stocks, but there is no guarantee that the past performance of these stocks will continue. Companies that issue these stocks may experience a decline in value, as well as increased leverage, resulting in lower than expected or negative returns to Fund shareholders. Many factors can affect a stock’s quality and performance, and the impact of these factors on a stock or its price can be difficult to predict.
Astoria US Quality Growth Kings ETF | Growth Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Growth Investing Risk. The Fund invests in growth securities, which may be more volatile than other types of investments, may perform differently than the market as a whole and may underperform when compared to securities with different investment parameters. Under certain market conditions, growth securities have performed better during the later stages of economic recovery (although there is no guarantee that they will continue to do so). Therefore, growth securities may go in and out of favor over time.
Astoria US Quality Growth Kings ETF | Large-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Companies Risk. A large-capitalization companies stock may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.
Astoria US Quality Growth Kings ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Companies Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Astoria US Quality Growth Kings ETF | Risk Of Investing In The U.S Member
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Risk [Text Block]	rr_RiskTextBlock
Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Astoria US Quality Growth Kings ETF | Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Astoria US Quality Growth Kings ETF | Equity Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Astoria US Quality Growth Kings ETF | Quantitative Security Selection Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Quantitative Security Selection Risk. Data for some companies may be less available and/or less current than data for companies in other markets. The Sub-Adviser uses quantitative analysis, and its processes could be adversely affected if erroneous or outdated data is utilized. In addition, the quantitative investment process relies on proper maintenance of the Sub-Adviser’s computer systems and, if such systems are not properly maintained the investment analysis may be flawed. The securities selected using quantitative analysis could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic and changes in the characteristic’s historical trends. In addition, the investment analysis used in making investment decisions may not adequately consider certain factors, or may contain design flaws or faulty assumptions, any of which may result in a decline in the value of an investment in the Fund.
Astoria US Quality Growth Kings ETF | Operational Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures, such as utilities interruptions. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.
Astoria US Quality Growth Kings ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market LLC (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Astoria US Quality Growth Kings ETF | ETF Risks, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Astoria US Quality Growth Kings ETF | ETF Risks, Premium-Discount Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market LLC (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
Astoria US Quality Growth Kings ETF | ETF Risks, Cost Of Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
Astoria US Quality Growth Kings ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Astoria US Quality Growth Kings ETF | Sector Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.
Astoria US Quality Growth Kings ETF | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is actively managed and may not meet its investment objective based on the success or failure of the Adviser, Sub-Adviser or portfolio manager in implementing investment strategies for the Fund and making purchase or sale decisions that effectively achieve the Fund’s investment objective. The success of the Fund’s investment program depends largely on the investment techniques and risk analyses applied by the Sub-Adviser and the portfolio manager and the skill of the Sub-Adviser and/or portfolio manager in evaluating, selecting, and monitoring the Fund’s assets, including the use of quantitative models or methods. The Fund could experience losses (realized and unrealized) if the judgment of the Sub-Adviser or portfolio manager about markets or sectors, or the attractiveness, intrinsic value, or potential appreciation of particular investments made for the Fund’s portfolio prove to be incorrect. It is possible the investment techniques and risk analyses employed on behalf of the Fund will not produce the desired results.
Astoria US Quality Growth Kings ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
Astoria US Quality Growth Kings ETF | Geopolitical/Natural Disaster Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.
Astoria US Quality Growth Kings ETF | Astoria US Quality Growth Kings ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GQQQ
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 113

[1]	Other Expenses are estimated for the current fiscal year.
[2]	Other Expenses are estimated for the current fiscal year.